Pension and Other Post-Employment Benefits - Schedule of Changes in Fair Value of Plan Assets (Detail) - Plan assets [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Opening balance	€ 3,337	€ 3,141
Interest income	70	87
Remeasurements: Return on plan assets excluding amounts included in interest income	52	467
Employer's contribution	24	76
Participants contributions	2	2
Benefits paid	(186)	(137)
Exchange rate differences	(93)	(299)
Closing balance	3,206	3,337
Actual return on the plan assets	€ 122	€ 554